Retirement Plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Retirement Plans	Retirement Plans
Profit-sharing Plan
The Company's profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions for the discretionary portion in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the years shown. In addition, employees were able to make additional tax-deferred contributions. Total expense recorded for the Company match was $0.5 million, $0.5 million and $0.6 million for the years ended December 31, 2025, 2024, and 2023, respectively. The employer discretionary profit-sharing contribution made to the 401(k) plan was $1.2 million, $0.8 million, and $0.6 million for plan years 2025, 2024 and 2023, respectively.
Other Plans
On November 7, 2018, the Board of Directors of the Company adopted a supplemental executive retirement plan (SERP), effective on January 1, 2018. The SERP provides select employees who satisfy certain eligibility requirements with certain benefits upon retirement, termination of employment or death.
As of December 31, 2025, the accrued liability under the plan was $1.7 million and the expense was $0.1 million, $0.1 million and $0.04 million for the years ended December 31, 2025, 2024, and 2023, respectively, and is recognized over the required service period. For the year ended December 31, 2025, a $0.2 million distribution was paid.
Pension
The Company provides a noncontributory defined benefit pension plan for all full-time and eligible employees. Beginning January 1, 2018 and for all retrospective periods presented, the Company adopted the guidance under Accounting Standards Update (“ASU”) 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Under the new guidance, only the service cost component of the net periodic benefit cost is reported in the same income statement line item as salaries and benefits, and the remaining components are reported as other non-interest expense. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company did not elect to make a pension contribution in 2025.
Effective July 1, 2017, the Company amended the pension plan to effectuate a “soft freeze” such that no individual hired (or rehired in the case of a former employee) by the Company after September 30, 2017, whether or not such individual is or was a vested member in the plan, will be eligible to be an active member and be entitled to accrue any benefits under the plan.
The funded status and the amounts recognized on the Consolidated Balance Sheets for the years ended December 31, 2025 and 2024 are shown in the table below.

	December 31,
(dollars in thousands)	2025	2024
Change in projected benefit obligation:
Balance, January 1	$28,787	$30,623
Service cost	695	947
Interest cost	1,550	1,477
Actuarial gain(1)	(417)	(3,147)
Benefits paid	(1,389)	(1,113)
Balance, December 31,	29,226	28,787
Change in plan assets:
Fair value, January 1	40,332	36,242
Actual return on plan assets	4,473	5,348
Employer contribution	—	—
Expenses paid	(149)	(145)
Benefits paid	(1,389)	(1,113)
Fair value, December 31,	43,267	40,332
Funded status at end of year	14,041	11,544
Accumulated benefit obligation	$26,370	$24,954

Amounts recognized in the statement of financial position consist of the following:
Non-current assets	$14,041	$11,544
Net asset at end of year	$14,041	$11,544
(1)The actuarial gain in 2024 was primarily driven by the increase in the year-over-year discount rate, which resulted in a gain for the plan.
Components of Net Pension (Income) Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following items are components of net pension income for the years ended December 31, 2025, 2024, and 2023 as indicated:

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Service cost - benefits earned during the year	$695	$947	$946
Interest costs on projected benefit obligations (1)	1,550	1,477	1,428
Expected return on plan assets (1)	(2,340)	(2,358)	(2,178)
Expected administrative expenses	145	109	115
Amortization of unrecognized net (gain) loss (1)	(1,275)	(690)	(640)
Net periodic pension income	$(1,225)	$(515)	$(329)
(1)The components of net periodic pension income other than the service cost component are included in other non-interest income.
Net periodic pension benefit costs include interest costs based on an assumed discount rate, the expected return on plan assets based on actuarially derived market-related values, and the amortization of net actuarial losses. Net periodic postretirement benefit costs include service costs, interest costs based on an assumed discount rate, and the amortization of prior service credits and net actuarial gains. Differences between expected and actual results in each year are included in the net actuarial gain or loss amount, which is recognized in other comprehensive income. The net actuarial gain or loss in excess of a 10% corridor is amortized in net periodic benefit cost over the average remaining service period of active participants in the Plans. The prior service credit is amortized over the average remaining service period to full eligibility for participating employees expected to receive benefits.
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2025 and 2024 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

	December 31,
(dollars in thousands)	2025	2024
Net accumulated actuarial net gain	$16,426	$15,155
Accumulated other comprehensive gain	16,426	15,155
Net periodic benefit cost in excess of cumulative employer contributions	(2,385)	(3,611)
Net amount recognized at December 31, balance sheet	$14,041	$11,544

Net actuarial gain arising during period	$2,546	$6,100
Amortization of net actuarial gain	(1,275)	(690)
Total recognized in other comprehensive income	$1,271	$5,410

Assumptions utilized to determine benefit obligations as of December 31, 2025, 2024, and 2023 and to determine pension expense for the years then ended are as follows:

	December 31,
	2025	2024	2023
Determination of benefit obligation at year end:
Discount rate	5.55%	5.65%	4.95%
Annual rate of compensation increase	4.50	4.50	4.50
Determination of pension expense for year ended:
Discount rate for the service cost	5.65%	4.95%	5.10%
Annual rate of compensation increase	4.50	4.50	4.50
Expected long-term rate of return on plan assets	6.25	6.75	6.75
The assumed overall expected long-term rate of return on pension plan assets used in calculating 2025 pension expense was 6.25%. Determination of the plan's rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company's plan assets have experienced the following annual returns:

	For the year ended December 31,
	2025	2024	2023	2022	2021
Actual rate of return	11.3%	15.9%	21.1%	(17.0)%	22.1%
The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan's investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Primarily due to an increase in the discount rate used in the actuarial calculation of plan income, the Company expects to recognize $1.2 million of income in 2026 compared to expected income of $0.8 million in 2025.
Plan Assets
The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The
Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.
The fair value of the Company's pension plan assets at December 31, 2025 and 2024 by asset category was as follows:

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Cash equivalents	$4,426	$4,426	$—	$—
U.S government agency obligations	12,013	—	12,013	—
Corporate bonds	5,358	—	5,358	—
Mutual funds	21,470	21,470	—	—
Total	$43,267	$25,896	$17,371	$—
December 31, 2024
Cash equivalents	$3,630	$3,630	$—	$—
U.S government agency obligations	7,536	—	7,536	—
Corporate bonds	975	—	975	—
Mutual funds	28,191	28,191	—	—
Total	$40,332	$31,821	$8,511	$—
The future benefit payments expected to be paid during the following years ended December 31, are as follows:

(dollars in thousands)
2026	$1,241
2027	1,377
2028	1,501
2029	1,629
2030	1,822
Thereafter	10,538
Total	$18,108